Document And Entity Information	12 Months Ended
Dec. 31, 2014
Document And Entity Information [Abstract]
Entity Registrant Name	Mobileye N.V.
Entity Central Index Key	0001607310
Trading Symbol	mbly
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	214,554,061
Document Type	20-F
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY